CONSOLIDATED BALANCE SHEETS (CNY) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	2,119,740	3,031,462
Restricted cash	588,413	194,379
Notes receivable	207,224	148,961
Accounts receivable from third party customers, net	748,414	1,686,940
Accounts receivable from related party customers, net	295,697	36,150
Inventories	1,347,094	930,137
Advances to third party suppliers, net	288,472	207,388
Advances to related party suppliers, net	113,000	87,265
Other current assets	579,570	807,666
Deferred tax assets	64,409	20,031
Total current assets	6,352,033	7,150,379
Property, plant and equipment, net	4,158,108	4,447,469
Project assets, net	47,746
Intangible asset, net	14,423	11,880
Deferred tax assets	58,050	73,939
Advances to third party suppliers, net	753,310	1,136,303
Advances to related party suppliers, net	603	21,252
Prepaid land use rights	448,619	240,334
Investment in a joint venture	48,802	50,910
Total assets	11,881,694	13,132,466
Current liabilities:
Short-term borrowings and current portion of long term borrowings	2,058,515	2,823,230
Accounts payable to third parties	1,570,850	1,117,729
Accounts payable to related parties	311,781	195,806
Tax payables	11,028	91,847
Advances from third party customers	191,428	76,875
Advances from related party customers	11,295
Other payables to third parties	482,270	480,115
Payroll and welfare payables	202,743	154,136
Accrued expenses	166,054	226,297
Interest payable		4,123
Amounts due to related parties	3,814	9,833
Derivatives liabilities - warrants	31,106
Convertible notes		708,548
Total current liabilities	5,040,884	5,888,539
Accrued warranty costs	158,897	114,226
Other long-term liabilities	269,575	148,738
Long-term borrowings	1,554,000	2,088,139
Derivatives liabilities - warrants	154,259
Total liabilities	7,177,615	8,239,642
Commitments and Contingencies
Shareholders' equity :
Ordinary shares(US$0.0001 par value; 500,000,000 shares authorized, 199,863,607 and 227,499,837 shares issued and outstanding as of December 31, 2012 and December 31, 2013, respectively)	170	153
Additional paid-in capital	5,327,177	5,135,587
Statutory reserves	410,150	416,647
Accumulated deficit	(1,123,724)	(656,545)
Accumulated other comprehensive (loss)/income	6,489	(3,018)
Total shareholders' equity attributable to JA Solar Holdings	4,620,262	4,892,824
Noncontrolling interest	83,817
Total shareholders' equity	4,704,079	4,892,824
Total liabilities and shareholders' equity	11,881,694	13,132,466